Property, plant and equipment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge		$ (1,163)
Impairment loss recognised in profit or loss, property, plant and equipment		(414)
Reversal of impairment charge		7
Continuing operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (916)	(967)	$ (1,005)
Impairment loss recognised in profit or loss, property, plant and equipment	(106)	(411)	(316)
Reversal of impairment charge	$ 16	$ 4	$ 44